Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 450.0	£ 699.0
Liabilities in respect of put option agreements with vendors	219.5	246.0
Fair value of derivatives	3.3	1.8
Other creditors and accruals	320.0	327.0
Trade and other payables	£ 992.8	£ 1,273.8